TAXES ON INCOME (Schedule of Taxes on Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 2,355	$ 2,380	$ 14,940
Deferred	1,997	2,310	(1,877)
Domestic	4,385	2,938	12,154
Foreign	(33)	1,752	909
Taxes on income	$ 4,352	$ 4,690	$ 13,063